Trade Receivables - Summary of Trade Receivables (Detail) - ARS ($) $ in Millions		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Trade receivables [line items]
Accounts receivable and related parties, current gross		$ 133,904	$ 108,146	$ 118,077
Accounts receivable and related parties, non- current gross		4,363	8,531	15,325
Accounts Receivable and Related Parties [member]
Disclosure of Trade receivables [line items]
Accounts receivable and related parties, current gross	[1],[2]	4,336	118,665	124,657
Accounts receivable and related parties, non- current gross	[1],[2]	14,151	17,392	15,325
Provision for Doubtful Trade Receivable [member]
Disclosure of Trade receivables [line items]
Current trade receivables		(10,432)	(10,519)	$ (6,580)
Accounts receivable and related parties, non- current gross		$ (9,788)	$ (8,861)

[1]	See Note 24 for information about credits for contracts included in trade receivables.
[2]	See Note 36 for information about related parties.